AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 28, 2013

File No. 333-180871
File No. 811-22700

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

PRE-EFFECTIVE AMENDMENT NO. __ [ ]

POST-EFFECTIVE AMENDMENT NO. 1 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

AMENDMENT NO. 3 [X]

EXCHANGE TRADED CONCEPTS TRUST II
(Exact Name of Registrant as Specified in Charter)

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code )

J. Garrett Stevens
Exchange Traded Concepts Trust II
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of rule 485
[   ] on (date) pursuant to paragraph (b)(1)(v) of rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of rule 485
[   ] on (date) pursuant to paragraph (a)(1) of rule 485
[   ] 75 days after filing pursuant to paragraph (a)(2) of rule 485
[   ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

            [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust II (the “Trust”) is being filed solely for the purpose of including certain Exhibits to the Trust’s Registration Statement.  No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A – PROSPECTUS

The Prospectus for the Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF and Horizons S&P Energy Select Sector Covered Call ETF  is incorporated herein by reference to the Trust’s 497(c) filing, as filed on June 20, 2013 (SEC Accession No. 0001398344-13-002910).

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF and Horizons S&P Energy Select Sector Covered Call ETF  is incorporated herein by reference to the Trust’s 497(c) filing, as filed on June 20, 2013 (SEC Accession No. 0001398344-13-002910).

PART C – OTHER INFORMATION

Filed herewith.

PART C:  OTHER INFORMATION

Item 28.	Exhibits

(a)(1)
Certificate of Trust of Exchange Traded Concepts Trust II (the “Registrant” or the “Trust”) as filed with the state of Delaware on April 4, 2012, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001144204-12-023014 on April 20, 2012.

(a)(2)
Registrant’s Agreement and Declaration of Trust dated September 10, 2012, is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001144204-12-050445 on September 10, 2012.

(b)
Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001144204-12-050445 on September 10, 2012.

(c)	Not applicable.

(d)(1)
Advisory Agreement dated May 23, 2013 between the Registrant and Exchange Traded Concepts, LLC is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(d)(2)	Sub-Advisory Agreement dated May 23, 2013 between Exchange Traded Concepts, LLC and Horizons ETFs Management (USA) LLC is filed herewith.

(e)(1)
ETF Distribution Agreement dated May 23, 2013 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(e)(2)	Form of Participant Agreement is filed herewith.

(f)	Not applicable.

(g)(1)
Custodial and Agency Services Agreement dated October 29, 2012 between the Registrant and Citibank, N.A. is incorporated herein by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(h)
Services Agreement dated October 29, 2012 between the Registrant and Citi Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(i)
Opinion and Consent of Counsel, Bingham McCutchen LLP, is incorporated herein by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(j)	Consent of Independent Registered Public Accounting Firm, KPMG LLP, is filed herewith.

(k)	Not applicable.

(l)
Seed Capital Subscription Agreement between the Registrant and Horizons ETFs Management (USA) LLC is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(m)
Distribution (12b-1) Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)
Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(p)(2)
Code of Ethics of Exchange Traded Concepts, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(p)(3)
Code of Ethics of Horizons ETFs Management (USA) LLC is incorporated herein by reference to Exhibit (p)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

(p)(4)	Code of Ethics of Foreside Financial Group, LLC is filed herewith.

(q)
Powers of Attorney, dated September 26, 2012, for Messrs, Kurt A. Wolfgruber, David M. Mahle, Richard Hogan, and Gary L. French, are incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180871 and 811-22700), filed with the SEC via EDGAR Accession No. 0001398344-13-002713 on June 3, 2013.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Exchange Traded Concepts, LLC (the “Adviser”) serves as investment adviser for each series of the Trust.  The principal address of the Adviser is 2545 South Kelly Avenue, Suite C, Edmond, Oklahoma 73013.  The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
J. Garrett Stevens Chief Executive Officer	T.S. Phillips Investments, Inc.	Vice President
	Phillips Capital Advisors, Inc.	Vice President
	River Oak ETF Solutions, LLC	Managing Director
Darren R. Schuringa Treasurer and Chief Financial Officer	Yorkville Capital Management LLC	Managing Member and Portfolio Manager
	Yorkville ETF Advisors, LLC	Director and Portfolio Manager
	Yorkville ETF Holdings, LLC	Director
	River Oak ETF Solutions, LLC	Director
James J. Baker, Jr.	Yorkville ETF Advisors, LLC	Managing Partner
	Goldman Sachs & Co.	Vice President

Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) serves as investment sub-adviser for the Trust’s Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF and Horizons S&P Energy Select Sector Covered Call ETF.  The principal address of the Sub-Adviser is One Bryant Park, 39th Floor, 42nd Street and 6th Avenue, New York, New York 10036.  The Sub-Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Name and Position with the Sub-Adviser	Name of Other Company	Connection with Other Company
Taeyong Lee, Managing Director	Mirae Asset Global Investments Co., Ltd (since 2010) Horizons ETFs Management (LATAM) LLC (since 2012)	MAGI - President, Global Business Unit Horizons LATAM - Managing Director
Adam Felesky, Managing Director	Horizons ETFs Management (Canada) Inc. (since 2005) Horizons ETFs Management (LATAM) LLC (since 2012)	Horizons Canada - Chief Executive Officer Horizons LATAM - Managing Director
Howard Atkinson, Managing Director	Horizons ETFs Management (Canada) Inc. (since 2005) Horizons ETFs Management (LATAM) LLC (since 2012)	Horizons Canada - President Horizons LATAM - Managing Director
Robert Shea, Executive Vice President	Mirae Asset Global Investments (USA) LLC (since 2009) Horizons ETFs Management (Canada) Inc. (since 2012) Horizons ETFs Management (LATAM) LLC (since 2012) Mirae Asset Discovery Funds (since 2013)	MAGI – Chief Operating Officer Horizons Canada – Chief Financial Officer Horizons LATAM – Executive Vice President MADF - Secretary
Andrew Nathanson, Chief Compliance Officer	Mirae Asset Global Investments (USA) LLC (since 2011)Horizons ETFs Management (LATAM) LLC (since 2012)	MAGI – CCO Horizons LATAM - CCO

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.	AdvisorShares Trust
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	Avenue Mutual Funds Trust
8.	Bridgeway Funds, Inc.
9.	Broadmark Funds
10.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
11.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
12.	Direxion Shares ETF Trust
13.	DundeeWealth Funds
14.	FlexShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC
23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Manor Investment Funds
26.	Nomura Partners Funds, Inc.
27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
28.	PMC Funds, Series of Trust for Professional Managers
29.	Precidian ETFs Trust
30.	Quaker Investment Trust
31.	RevenueShares ETF Trust
32.	Salient MF Trust
33.	Sound Shore Fund, Inc.
34.	The Roxbury Funds
35.	Turner Funds
36.	Wintergreen Fund, Inc.

(b)	The following information is furnished with respect to the directors and officers of the Distributor. The Distributor’s main business address is Three Canal Plaza, suite 100, Portland, Maine 04101.

Name	Positions with Underwriter	Positions and Offices with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Managing Director of Compliance	None
Nishant Bhatanagar	Assistant Secretary	None

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:
c/o Exchange Traded Concepts, LLC
2545 South Kelly Avenue, Suite C
Edmond, Oklahoma 73013

Adviser:
Exchange Traded Concepts, LLC
2545 South Kelly Avenue, Suite C
Edmond, Oklahoma 73013

Sub-Adviser:
Horizons ETFs Management (USA) LLC
One Bryant Park, 39th Floor
42nd Street and 6th Avenue
New York, New York 10036

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian:
Citibank N.A.
388 Greenwich Street
New York, New York 10013

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-180871 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 28th day of June, 2013.

Exchange Traded Concepts Trust II

/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens	President	June 28, 2013
J. Garrett Stevens

*	Trustee and Secretary	June 28, 2013
Richard Hogan

*	Trustee	June 28, 2013
Kurt A. Wolfgruber

*	Trustee	June 28, 2013
David M. Mahle

*	Trustee	June 28, 2013
Gary L. French

*/s/ J. Garrett Stevens
J. Garrett Stevens

*Attorney-in-Fact, pursuant to power of attorney.

Exhibit Index

Exhibit Number	Exhibit:

EX-99.D2	Sub-Advisory Agreement dated May 23, 2013 between Exchange Traded Concepts, LLC and Horizons ETFs Management (USA) LLC

EX-99.E2	Form of Participant Agreement

EX-99.J	Consent of Independent Registered Public Accounting Firm, KPMG LLP

EX- 99.P4	Code of Ethics of Foreside Financial Group, LLC